Marketable debt securities - Changes in financial liabilities at amortized cost (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	$ 1,644,023
Financial liabilities at end of period	1,477,724	$ 1,644,023
Marketable debt securities
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	132,117
Financial liabilities at end of period	101,682	132,117
Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	130,754	111,211
Issues	1,197,521	1,219,638
Redemptions	(1,228,486)	(1,193,956)
Accrued interest	(42)	(114)
Effect of changes in foreign exchange rates	1,676	(6,025)
Financial liabilities at end of period	101,423	130,754
Certificates of deposit (unsecured)
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	34,544
Financial liabilities at end of period	2,628	34,544
Certificates of deposit (unsecured) | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	3,347	43,260
Redemptions	(35,156)	(46,436)
Structured bank bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	2,139
Financial liabilities at end of period	981	2,139
Structured bank bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	20,880	8,989
Redemptions	(20,956)	(9,751)
Senior Unsecured Notes
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	55,076
Financial liabilities at end of period	56,801	55,076
Senior Unsecured Notes | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues		41,827
Promissory notes
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	16,924
Financial liabilities at end of period	13,543	16,924
Promissory notes | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	1,163,294	1,125,562
Redemptions	(1,166,674)	(1,131,578)
Unsecured bonds
Changes in financial instruments, Liabilities
Financial liabilities at beginning of period	23,434
Financial liabilities at end of period	27,729	23,434
Unsecured bonds | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	10,000
Redemptions	(5,700)	(6,191)
Parent [member] | Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Issues	1,197,521	1,219,638
Redemptions		$ (1,193,956)
Santander Vivienda, S.A. de C.V., SOFOM, E.R. | Marketable debt securities | Financial liabilities at amortized cost
Changes in financial instruments, Liabilities
Redemptions	$ (1,228,486)